                               Filed with the Securities and Exchange Commission on October 7, 2003

Registration No. 333-96577                                                              Investment Company Act No. 811-5438
=================================================================================================================================

                                               SECURITIES AND EXCHANGE COMMISSION
                                                     WASHINGTON, D.C. 20549

                                                            FORM N-4

                                     Registration Statement under The Securities Act of 1933
                                                      Post-Effective No. 3
                                                               and
                                 Registration Statement under The Investment Company Act of 1940
                                                        Amendment No. 76

                                 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                   (Exact Name of Registrant)

                                           AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                       (Name of Depositor)

                                         ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                      (Address of Depositor's Principal Executive Offices)

                                                         (203) 926-1888
                                                 (Depositor's Telephone Number)

                                             TIMOTHY P. HARRIS, CORPORATE SECRETARY
                                         One Corporate Drive, Shelton, Connecticut 06484
                                       (Name and Address of Agent for Service of Process)

                                                            Copy To:
                                                      LAURA K. KEALEY, ESQ.
                                                             COUNSEL
                                 One Corporate Drive, Shelton, Connecticut 06484 (203) 944-5477

                                        Approximate Date of Proposed Sale to the Public:

             OCTOBER 8, 2003 or AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                    __  immediately upon filing pursuant to paragraph (b) of Rule 485
                                    X   on   October 8, 2003    pursuant to paragraph (b) of Rule 485
                                    __  60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    __  on  _____________  pursuant to paragraph (a) (i) of Rule 485
                                    __  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    __  on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    __  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

=================================================================================================================================
                                CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
---------------------------------------------------------------------------------------------------------------------------------
   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                        $
=================================================================================================================================
                                  *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
---------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2002 was filed within 90 days of the close of the fiscal year.
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---------------------------------------------------------------------------------------------------------------------------------
ASAP III

                                                                 NOTE

Registrant is filing this Post-Effective Amendment to Registration Statement No. 333-96577 for the purpose of including in the
Registration Statement a Prospectus Supplement which adds three new additional optional benefits to the variable annuity contract described in the registration statement and amends certain other disclosure in the registration statement.  Other than as set forth herein, the Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

ASAP III

                                             Supplement to Prospectus Dated May 1, 2003
                                                 Supplement dated October 13, 2003

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

WHO IS AMERICAN SKANDIA?
The following paragraph is added to this section of the prospectus:

Effective May 1, 2003,  Skandia U.S. Inc., the sole  shareholder of ASI, which is the parent of American  Skandia,  was purchased by
Prudential  Financial,  Inc.  Prudential  Financial is a New Jersey  insurance  holding  company whose  subsidiary  companies  serve individual and institutional  customers worldwide and include The Prudential  Insurance Company of America,  one of the largest life insurance  companies in the U.S. These  companies offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds,  annuities,  pension and  retirement  related  services and  administration,  asset  management, securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

Living Benefit Programs
American Skandia offers three different optional  benefits,  for an additional  charge,  that can provide investment  protection for
Owners while they are alive.  Each optional  benefit offers a distinct type of guarantee,  regardless of the performance of variable investment  options,  that may be appropriate  for you depending on the manner in which you intend to make use of your annuity while you are alive.  Depending  on which  optional  benefit  you  choose,  you can have  substantial  flexibility  to invest in  variable investment options while:
|X|      protecting a principal amount from decreases in value as of specified future dates;
|X|      taking withdrawals with a guarantee that you will be able to withdraw not less than a principal amount over time; or
|X|      guaranteeing  a minimum amount of growth will be applied to your  principal,  if it is to be used as the basis for lifetime income payments beginning after a waiting period.

Below is a brief summary of the three "living  benefits" that American Skandia offers.  Please refer to the benefit  description for a complete  description of the terms,  conditions and limitations of each optional benefit.  You should consult with your investment professional  to determine if any of these optional  benefits may be appropriate  for you based on your financial  needs.  There are many factors to consider,  but we note that among them you may want to evaluate the tax  implications of these different  approaches to meeting your needs,  both between these  benefits and in comparison to other  potential  solutions to your needs (e.g.  comparing the tax implications of the withdrawal benefit and annuity payments).

I.       The Guaranteed Return Option PlusSM (GRO PlusSM)  guarantees that, after a seven-year period following  commencement of the program  ("maturity date") and on each anniversary of the maturity date thereafter,  the Owner's Account Value will not be less than the Account  Value on the effective  date of the program.  The program also offers the Owner the option to elect a second, enhanced  guarantee  amount at a higher Account Value subject to a separate  maturity period (and its  anniversaries).  The GRO
     PlusSM program may be appropriate if you wish to protect a principal  amount (called the "Protected  Principal  Value") against market downturns as of a specific date in the future, but also wish to exercise  substantial  control of the allocation of your
     Account Value amongst the variable  investment  options to participate in market increases.  Under the GRO PlusSM program,  you give us the right to allocate amounts to Fixed Allocations as needed to support the guarantees provided.

II.      The Guaranteed Minimum  Withdrawal  Benefit (GMWB) guarantees the Owner's ability to make cumulative  withdrawals over time equal to an initial principal value (called the "Protected  Withdrawal  Value"),  regardless of decreases in your Account Value due to market  losses.  The GMWB program may be appropriate  if you intend to make periodic  withdrawals  from your Annuity and wish to ensure that market  performance  will not affect your ability to protect your principal.  Taking income as withdrawals, rather than annuity  payments,  may be less tax efficient for non-qualified  uses of the Annuity,  but provides greater control over the timing and amount of withdrawals  during the accumulation  period, as well as continuing the Annuity's other benefits, such as the death benefit.

III.     The Guaranteed Minimum Income Benefit (GMIB) guarantees the Owner's ability,  after a minimum seven-year waiting period, to begin receiving income from the Annuity in the form of annuity  payments based on a guaranteed  minimum value (called the
         "Protected Income Value") that increases after the waiting period begins,  regardless of the impact of market performance on your Account Value.  The GMIB program may be appropriate if you anticipate using your Annuity as a future source of periodic fixed income  payments for the remainder of your life and wish to ensure that the basis upon which your income payments will be calculated will achieve at least a minimum amount of growth despite fluctuations in market performance.

The GRO PlusSM,  GMWB or GMIB programs may only be elected  individually,  and cannot be elected in combination with each other. Any of the  living  benefits  can be  elected  with any of the  optional  death  benefits  we  currently  make  available.  We deduct an additional  charge if you elect any of these optional benefits to compensate  American Skandia for the additional  insurance risk we assume in providing the applicable guarantee under each optional benefit.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and charges for the  Annuity.  Some fees and charges are assessed  against your Annuity  while others are assessed  against  assets  allocated  to the variable  investment  options.  The fees and charges that are assessed  against the
Annuity  include the  Contingent  Deferred  Sales Charge,  Transfer Fee, and Annual  Maintenance  Fee. The charges that are assessed against the variable  investment options are the Insurance Charge,  which is the combination of a mortality and expense risk charge, a charge for  administration  of the  Annuity,  the  Distribution  Charge and the charge for any optional  benefits you elect.  Each underlying  mutual fund portfolio  assesses a charge for investment  management,  other expenses and with some mutual funds, a 12b-1 charge.  The prospectus for each  underlying  mutual fund provides more detailed  information  about the expenses for the underlying mutual  funds.  Tax charges may vary by state and in certain  states a premium tax charge may be  applicable.  All of these fees and charges are described in more detail within the Prospectus.

The  following  table  provides a summary of the fees and charges you will incur if you  surrender  the Annuity or transfer  Account
Value among investment options.  These fees and charges are described in more detail within your Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                   YOUR TRANSACTION FEES AND CHARGES
                                                    (assessed against the Annuity)
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
---------------------------------------------------------------------
Contingent Deferred Sales Charge*                                                                   7.5%
                                                                       The charge is a percentage of each applicable Purchase Payment deducted upon surrender or withdrawal. The period is measured from the Issue Date of the Annuity.
--------------------------------------------------------------------- ------------------------------------------------------------------
---------------------------------------------------------------------
Transfer Fee                                                                                       $10.00
                                                                            (Deducted after the 20th transfer each Annuity Year)
--------------------------------------------------------------------- ------------------------------------------------------------------

*    The following are the Contingent Deferred Sales Charges (as a percentage of each applicable Purchase Payment) upon surrender or withdrawal.

                                       ------- ------ ------ ------ ----- ------ ------ ----- -------
                                       Yr. 1   Yr. 2  Yr. 3  Yr. 4  Yr.   Yr. 6  Yr. 7  Yr.   Yr. 9+
                                                                     5                   8
                                       ------- ------ ------ ------ ----- ------ ------ ----- -------
                                       ------- ------ ------ ------ ----- ------ ------ ----- -------
                                        7.5%   7.0%   6.5%   6.0%   5.0%  4.0%   3.0%   2.0%   0.0%
                                       ------- ------ ------ ------ ----- ------ ------ ----- -------

The  following  table  provides a summary of the periodic  fees and charges you will incur while you own the Annuity,  excluding the underlying mutual fund Portfolio annual expenses.  These fees and charges are described in more detail within your Prospectus.

---------------------------------------------------------------------------------------------------------------------------------------
                                                    YOUR PERIODIC FEES AND CHARGES
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------
                                                            AMOUNT DEDUCTED/
                 FEE/EXPENSE                              DESCRIPTION OF CHARGE                           WHEN DEDUCTED
---------------------------------------------- -------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------
Premium Tax Charge                                 Depends on the requirements of the                        Various
                                                         applicable jurisdiction

============================================== ============================================ ===========================================
---------------------------------------------------------------------------------------------------------------------------------------
                                           ANNUAL FEES/CHARGES ASSESSED AGAINST THE ANNUITY
---------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------------------
                             FEE/CHARGE                                                       Amount Deducted
--------------------------------------------------------------------- -----------------------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------------------
Annual Maintenance Fee                                                             Smaller of $35 or 2% of Account Value
                                                                          (Only applicable if Account Value is less than $100,000)
                                                                        (Assessed annually on the Annuity's anniversary date or upon surrender)
--------------------------------------------------------------------- -----------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
                                               ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS*
                                (as a percentage of the average daily net assets of the Sub-accounts)
--------------------------------------------------------------------- -----------------------------------------------------------------
                             FEE/CHARGE                                                       Amount Deducted
--------------------------------------------------------------------- -----------------------------------------------------------------
Mortality & Expense Risk Charge                                                                    0.50%
--------------------------------------------------------------------- -----------------------------------------------------------------
Administration Charge                                                                              0.15%
--------------------------------------------------------------------- -----------------------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------------------
Distribution Charge**                                                                    0.60% in Annuity Years 1-8
--------------------------------------------------------------------- -----------------------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------------------
Total Annual Charges of the Sub-accounts***                              1.25% per year of the value of each Sub-account in Annuity
                                                                                               Years 1-8****
--------------------------------------------------------------------- -----------------------------------------------------------------
*    These charges are deducted daily and apply to Variable Investment Options only.
**   The Distribution Charge in Annuity Years 9+ is 0.00%.
***  The combination of the Mortality and Expense Risk Charges and Administration Charge is referred to as the "Insurance Charge"
as discussed in your Prospectus.
**** The Total Annual Charges of the Sub-accounts in Annuity Years 9+ are 0.65% per year of the value of each Sub-account.

The  following  table  provides  a  summary  of the fees and  charges  you will  incur if you elect  any of the  following  optional benefits.  These fees and charges are described in more detail within your Prospectus and this Supplement.

----------------------------------------------------------------------------------------------------------------------------------------
                                                YOUR OPTIONAL BENEFIT FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
                                     Optional Benefit                                         Optional Benefit    Total Annual Charge*
                                                                                                    Fee/
                                                                                                   Charge
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED RETURN OPTION PlusSM (GRO PlusSM)
We offer a program  that  guarantees  a  "return  of  premium"  at a future  date,  while     0.25% of average    1.50% in Annuity
allowing you to allocate all or a portion of your Account Value to certain Sub-accounts.    daily net assets of   Years 1-8
                                                                                              the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
We offer a program that guarantees  your ability to withdraw  amounts equal to an initial     0.35% of average    1.60% in Annuity
principal value, regardless of the impact of market performance on your Account Value.      daily net assets of   Years 1-8
                                                                                              the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED MINIMUM INCOME BENEFIT (GMIB)                                                     0.50% per year of    1.25% of Account
We offer a program that,  after a seven-year  waiting period,  guarantees your ability to       the average       Value in Annuity
begin  receiving  income  from your  Annuity in the form of annuity  payments  based on a     Protected Income    Years 1-8
guaranteed  minimum value (called the "Protected  Income Value") that increases after the     Value; deducted             PLUS
waiting  period  begins,  regardless of the impact of market  performance on your Account   annually in arrears   0.50% per year of
Value.                                                                                       each Annuity Year    average Protected
                                                                                                                  Income Value
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average    1.50% in Annuity
your  beneficiary(ies)  by providing  amounts in addition to the basic Death Benefit that   daily net assets of   Years 1-8
can be used to offset  federal  and state  taxes  payable  on any  taxable  gains in your     the Sub-accounts
Annuity at the time of your death.
------------------------------------------------------------------------------------------- --------------------- ----------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                          YOUR OPTIONAL BENEFIT FEES AND CHARGES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
                                     Optional Benefit                                         Optional Benefit    Total Annual Charge*
                                                                                                    Fee/
                                                                                                   Charge
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average      1.50% in Annuity
your  beneficiary(ies)  by  providing a death  benefit  equal to the greater of the basic   daily net assets of         Years 1-8
Death Benefit or the Highest Anniversary Value.                                               the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
----------------------------------------------------------------------------------------------------------------------------------------
Please refer to the section of the Prospectus and this  Supplement  that describe each optional  benefit for a complete  description of the benefit, including any restrictions or limitations that may apply.
----------------------------------------------------------------------------------------------------------------------------------------
*    The Total Annual Charge includes the Insurance Charge and Distribution Charge assessed against the Annuity.  If you were to elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.  The Total Annual Charge for each optional benefit that has an Annual Charge of 0.25% will be 0.90% in Annuity Years
     9+.  The Total Annual Charge for GMWB in Annuity Years 9+ will be 1.00%.

The  following  table  provides  the range  (minimum  and maximum) of the total  annual  expenses  for the  underlying  mutual funds
("Portfolios")  as of December 31, 2002.  Each figure is stated as a percentage  of the  underlying  Portfolio's  average  daily net assets.

----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                0.14% *                                       3.14%
---------------------------------------------- -------------------------------------------- --------------------------------------------
*    The minimum total annual portfolio operating expenses are those of a Portfolio that may invest in mutual funds, which also charge their own operating expenses.  Thus, the total annual portfolio operating expenses may be higher than indicated.

EXPENSE EXAMPLES
The following amends the Expense Example section of the Prospectus to reflect the charges for the new optional benefits:

These  examples  are  designed to assist you in  understanding  the various  expenses  you may incur with the Annuity  over  certain periods of time based on specific  assumptions.  The examples  reflect the  Contingent  Deferred  Sales Charges  (when  applicable),
Annual Maintenance Fee, Insurance Charge,  Distribution  Charge (when applicable),  and the maximum total annual portfolio operating expenses for the underlying  Portfolio  (shown above),  as well as the charges for the optional  benefits that are offered under the
Annuity.  The Securities and Exchange Commission ("SEC") requires these examples.

Below are  examples  showing  what you would pay in  expenses at the end of the stated time  periods  for each  Sub-account  had you invested $10,000 in the Annuity and received a 5% annual return on assets, and elected all optional benefits available.

The examples  shown assume that:  (a) you only allocate  Account Value to the  Sub-account  with the maximum total annual  portfolio operating expenses for the underlying  Portfolio (shown above),  not to a Fixed Allocation;  (b) the Insurance Charge is assessed as
0.65% per year;  (c) the  Distribution  Charge is assessed as 0.60% per year in Annuity Years 1 - 8 (d) the Annual  Maintenance  Fee
(when  applicable) is reflected as an asset-based  charge based on an assumed average  contract size; (e) you make no withdrawals of
Account Value during the period shown; (f) you make no transfers,  withdrawals,  surrender or other transactions for which we charge a fee during the period  shown;  (g) no tax charge  applies;  (h) the maximum  total  annual  portfolio  operating  expenses for the underlying  Portfolio  (shown  above) are  reflected;  and (i) the charge for each  optional  benefit is reflected as an  additional charge equal to 0.25% per year,  respectively,  for the Guaranteed  Return Option Plus, the Enhanced  Beneficiary  Protection  Death
Benefit and the Highest  Anniversary Value Death Benefit and 0.35% for the Guaranteed Minimum Withdrawal  Benefit.  Amounts shown in the examples are rounded to the nearest dollar.

The Expense Examples do not reflect a charge for the Guaranteed Minimum Income Benefit, which is deducted annually in arrears.

Expense Examples are provided as follows: 1.) if you surrender the Annuity at the end of the stated time period; 2.) if you annuitize at the end of the stated time period; and 3.) if you do not surrender your Annuity.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL FUNDS OR THEIR  PORTFOLIOS - ACTUAL  EXPENSES WILL BE LESS THAN THOSE SHOWN IF YOU DO NOT ELECT ALL OF THE OPTIONAL  BENEFITS
AVAILABLE OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

If you surrender your contract at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                       $1,232                       $2,247                      $3,204                     $5,428
            ----------------------------- --------------------------- --------------------------- --------------------------

If you annuitize at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $557                        $1,662                      $2,754                     $5,428
            ----------------------------- --------------------------- --------------------------- --------------------------

If you do not surrender your contract:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $557                        $1,662                      $2,754                     $5,428
            ----------------------------- --------------------------- --------------------------- --------------------------

GUARANTEED RETURN OPTION PlusSM (GRO PlusSM)

------------------------------------------------------------------------------------------------------------------------------------
The  Guaranteed  Return Option Plus  described  below is being offered as of October 13, 2003 in those  jurisdictions  where we have received regulatory  approval,  and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.  Certain terms and  conditions  may differ between  jurisdictions  once  approved.  The program can be elected by new purchasers  on the Issue Date of their  Annuity,  and can be elected by existing  Annuity  Owners on either the  anniversary  of the
Issue Date of their  Annuity or on a date other than that  anniversary,  as described  below under  "Election of the  Program".  The
Guaranteed  Return  Option  Plus is not  available  if you elect the  Guaranteed  Return  Option  program,  the  Guaranteed  Minimum
Withdrawal Benefit rider or the Guaranteed Minimum Income Benefit rider.
------------------------------------------------------------------------------------------------------------------------------------

We offer a program that,  after a seven-year  period  following  commencement of the program (we refer to the end of that seven-year period as the "maturity date") and on each  anniversary of the maturity date  thereafter,  guarantees your Account Value will not be less than your Account  Value on the effective  date of your program  (called the  "Protected  Principal  Value").  The program also offers you the  opportunity  to elect a second,  enhanced  guaranteed  amount at a later date if your Account  Value has  increased, while preserving the guaranteed  amount  established on the effective date of your program.  The enhanced  guaranteed amount (called the "Enhanced  Protected  Principal Value")  guarantees that, after a separate  seven-year period following election of the enhanced guarantee and on each anniversary  thereafter,  your Account Value will not be less than your Account Value on the effective date of your election of the enhanced guarantee.

The program  monitors your Account Value daily and, if necessary,  systematically  transfers  amounts  between  variable  investment options you choose and Fixed  Allocations used to support the Protected  Principal  Value(s).  The program may be appropriate if you wish to protect a principal  amount  against  market  downturns as of a specific date in the future,  but also wish to invest in the variable  investment  options to participate in market  increases.  There is an additional charge if you elect the Guaranteed Return
Option Plus program.

The  guarantees  provided by the program  exist only on the  applicable  maturity  date(s) and on each  anniversary  of the maturity date(s)  thereafter.  However,  due to the ongoing  monitoring  of your  Account  Value and the  transfer of Account  Value  between variable  investment  options and Fixed Allocations to support our future  guarantees,  the program may provide some protection from significant market losses if you choose to surrender the Annuity or begin receiving annuity payments prior to a maturity date.

KEY FEATURE - Protected Principal Value/Enhanced Protected Principal Value
The Guaranteed Return Option Plus offers a base guarantee as well as the option of electing an enhanced guarantee at a later date.
|X|      Base Guarantee:  Under the base guarantee,  American  Skandia  guarantees that on the maturity date and on each anniversary of the maturity date thereafter, your Account Value will be no less than the Protected Principal Value.
     On the maturity date and on each  anniversary  after the maturity date, if your Account Value is below the Protected  Principal
     Value,  American Skandia will apply additional  amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value.

|X|      Enhanced  Guarantee:  On any anniversary  following  commencement of the program,  you can establish an enhanced guaranteed amount based on your current Account Value.  Under the enhanced  guarantee,  American Skandia guarantees that at the end of the seven year period  following the election of the enhanced  guarantee  (also  referred to as its "maturity  date"),  and on each anniversary of the maturity date thereafter,  your Account Value will be no less than the Enhanced  Protected  Principal Value.
     You can elect an enhanced  guarantee  more than once;  however,  a  subsequent  election  supersedes  the prior  election of an enhanced  guarantee.  Election of an enhanced  guarantee  does not impact the base  guarantee.  In  addition,  you may elect an
     "auto step-up" feature that will automatically  increase your base guarantee (or enhanced guarantee,  if previously elected) on each  anniversary of the program (and create a new, seven year maturity  period for the new enhanced  guarantee) if the Account
     Value as of that  anniversary  exceeds the existing base  guarantee  (or enhanced  guarantee,  if previously  elected) by 7% or more.  You may also elect to  terminate an enhanced  guarantee.  If you elect to terminate  the  enhanced  guarantee,  the base guarantee will remain in effect.
     If you have elected the enhanced  guarantee,  on the  guarantee's  maturity date and on each  anniversary  of the maturity date thereafter,  if your Account Value is below the Enhanced  Protected  Principal  Value,  American  Skandia will apply additional amounts to your  Annuity  from its  general  account to  increase  your  Account  Value to be equal to the  Enhanced  Protected
     Principal Value.

Any  amounts  added to your  Annuity  will be applied,  if  necessary,  to any Fixed  Allocations  needed to support the  applicable guarantee  amount as of the  maturity  date or any  anniversary  of the  maturity  date.  Any  remaining  amounts  will be allocated pro-rata to your  Account  Value based on your  current  Sub-account  allocations.  We will notify you of any amounts  added to your
Annuity  under the  program.  The  Protected  Principal  Value is referred to as the "Base  Guarantee"  and the  Enhanced  Protected
Principal Value is referred to as the "Step-up Guarantee" in the rider we issue for this benefit.

Withdrawals under your Annuity
Withdrawals  from your  Annuity,  while the program is in effect,  will reduce the base  guarantee  under the program as well as any enhanced  guarantee.  Cumulative  annual  withdrawals  up to 5% of the Protected  Principal  Value as of the  effective  date of the program  (adjusted  for any  subsequent  Purchase  Payments  and any  Credits  applied to such  Purchase  Payments)  will reduce the applicable  guaranteed amount by the actual amount of the withdrawal (referred to as the  "dollar-for-dollar  limit"). If the amount withdrawn is greater than the dollar-for-dollar  limit, the portion of the withdrawal equal to the  dollar-for-dollar  limit will be treated as  described  above,  and the  portion of the  withdrawal  in excess of the  dollar-for-dollar  limit will  reduce the base guarantee and the enhanced  guarantee  proportionally,  according to the formula as described in the rider for this benefit (see the examples  of this  calculation  below).  Withdrawals  will be taken  pro-rata  from the  variable  investment  options and any Fixed
Allocations.  Withdrawals  will be subject to all other  provisions of the Annuity,  including any Contingent  Deferred Sales Charge or Market Value Adjustment that would apply.

Charges  for other  optional  benefits  under the  Annuity  that are  deducted  as an annual  charge in arrears  will not reduce the applicable  guaranteed  amount under the  Guaranteed  Return Option Plus program,  however,  any partial  withdrawals  in payment of charges for the Plus40(TM)Optional Life  Insurance  Rider will be treated as withdrawals  and will reduce the  applicable  guaranteed amount.

The following examples of  dollar-for-dollar  and proportional  reductions assume that: 1.) the Issue Date and the effective date of the GRO PlusSM program are October 13, 2003; 2.) an initial Purchase  Payment of $250,000;  3.) a base guarantee amount of $250,000;
and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal  is taken on November 29, 2003 (in the first  Annuity  Year).  No prior  withdrawals  have been taken.  As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).
o        The  remaining  dollar-for-dollar  limit  ("Remaining  Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on December 18, 2003 (still within the first Annuity  Year).  The Account Value  immediately before the withdrawal is $180,000.  As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
o        the base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
o        B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).
     The resulting base guarantee amount is: $237,500 x ( 1 - $7,500 / $177,500), or $227,464.79.
o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Dollar-for-dollar Limit

A  $10,000  withdrawal  is  made  on  December  19,  2004  (second  Annuity  Year).  The  Remaining  Limit  has  been  reset  to the dollar-for-dollar limit of $12,500. As the amount withdrawn is less than the dollar-for-dollar limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e., reduced by $10,000, from $227,464.79 to $217,464.79).
o        The Remaining  Limit for the balance of the second  Annuity Year is also reduced by the amount  withdrawn  (from $12,500 to
         $2,500).

KEY FEATURE - Allocation of Account Value
In general,  you have  discretion  over the  allocation  of your  Account  Value that remains  allocated in the variable  investment options.  However,  we reserve the right to prohibit  investment in certain  Portfolios if you  participate in the program.  Account
Value is only transferred to and maintained in Fixed  Allocations to the extent we, in our sole discretion,  deem it is necessary to
         ----
support our  guarantee(s)  under the program.  This permits your Annuity to participate in the upside  potential of the Sub-accounts while only transferring  amounts to Fixed Allocations to protect against  significant market downturns.  We monitor  fluctuations in your Account Value each business day, as well as the  prevailing  interest  rates on Fixed  Allocations,  the remaining  duration(s)
until the applicable maturity date(s) and the amount of Account Value allocated to Fixed  Allocation(s)  relative to a "reallocation trigger",  which  determines  whether Account Value must be transferred to or from Fixed  Allocation(s).  While you are not notified when your Account Value reaches a  reallocation  trigger,  you will receive a  confirmation  statement  indicating the transfer of a portion of your Account Value either to or from Fixed Allocation(s).

|X|      If your Account Value is greater than or equal to the reallocation  trigger,  your Account Value in the variable investment options  will  remain  allocated  according  to your most recent  instructions.  If a portion of Account  Value was  previously allocated  to a Fixed  Allocation  to support  the  applicable  guaranteed  amount,  all or a portion of those  amounts  may be transferred from the Fixed Allocation and re-allocated to the variable  investment  options pro-rata  according to your current allocations  (including  the model  allocations  under any asset  allocation  program  you may have  elected).  A Market  Value
     Adjustment will apply when we reallocate Account Value from a Fixed Allocation to the variable  investment  options,  which may result in a decrease or increase in your Account Value.

|X|      If your Account Value is less than the  reallocation  trigger,  a portion of your Account Value in the variable  investment options will be  transferred  to a new Fixed  Allocation(s)  to support the  applicable  guaranteed  amount.  These amounts are transferred  on a pro-rata  basis from the  variable  investment  options.  The new Fixed  Allocation(s)  will have a Guarantee
     Period  equal to the time  remaining  until the  applicable  maturity  date(s).  The Account  Value  allocated to the new Fixed
     Allocation(s)  will be credited with the fixed interest  rate(s) then being credited to a new Fixed  Allocation(s)  maturing on the applicable  maturity date(s) (rounded to the next highest yearly duration).  The Account Value will remain invested in each applicable Fixed Allocation until the applicable  maturity date unless,  at an earlier date, your Account Value is greater than or equal to the  reallocation  trigger and,  therefore,  amounts can be  transferred to the variable  investment  options while maintaining the guaranteed protection under the program (as described above).

====================================================================================================================================
If a  significant  amount of your  Account  Value is  systematically  transferred  to Fixed  Allocations  to support  the  Protected
Principal Value and/or the Enhanced  Protected  Principal Value during prolonged market declines,  less of your Account Value may be immediately  available to participate in the upside  potential of the variable  investment  options if there is a subsequent  market recovery.  During the period prior to the maturity  date of the base  guarantee or any enhanced  guarantee,  or any  anniversary  of such maturity date(s),  a significant  portion of your Account Value may be allocated to Fixed Allocations to support any applicable guaranteed  amount(s).  If your Account Value is less than the  reallocation  trigger and new Fixed  Allocations must be established during  periods where the interest  rate(s) being  credited to such Fixed  Allocations  is extremely  low, a larger  portion of your
Account Value may need to be transferred to Fixed Allocations to support the applicable guaranteed amount(s).
====================================================================================================================================

Separate Fixed  Allocations  may be established in support of the Protected  Principal  Value and the Enhanced  Protected  Principal
Value (if elected).  There may also be  circumstances  when a Fixed  Allocation will be established only in support of the Protected
Principal Value or the Enhanced  Protected  Principal  Value. If you elect an enhanced  guarantee,  it is more likely that a portion of your Account  Value may be allocated to Fixed  Allocations  and will remain  allocated for a longer period of time to support the
Enhanced  Protected  Principal Value, even during a period of positive market  performance  and/or under  circumstances  where Fixed
Allocations  would not be necessary to support the  Protected  Principal  Value.  Further,  there may be  circumstances  where Fixed
Allocations in support of the Protected  Principal Value are transferred to the variable  investment options while Fixed Allocations in support of an Enhanced  Protected  Principal Value are not transferred  because they must remain invested in the Fixed Allocation in support of the higher enhanced guarantee.

American  Skandia uses an allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility to determine the reallocation  trigger.  The allocation  mechanism is used to determine the allocation of Account Value between Fixed Allocations and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its  discretion,  subject to regulatory  approval where required.  Changes to the allocation  mechanism  and/or the  reallocation trigger may be applied to existing programs where allowed by law.

Election of the Program
The  Guaranteed  Return  Option Plus  program can be elected at the time that you  purchase  your  Annuity,  or on any  business day thereafter (prior to  annuitization).  If you elect the program after the Issue Date of your Annuity,  the program will be effective as of the business day that we receive the required  documentation in good order at our home office,  and the guaranteed amount will be based on your Account Value as of that date. If you  previously  elected the  Guaranteed  Return Option program and wish to elect the  Guaranteed  Return  Option Plus  program,  your prior  Guaranteed  Return  Option  program will be  terminated  (including  the guaranteed  amount(s))  and the  Guaranteed  Return Option Plus program will be added to your Annuity  based on the current  Account
Value.  This election of GRO PlusSM may result in a market value adjustment, which could increase or decrease your Account Value.

Termination of the Program
The Annuity Owner can elect to terminate the enhanced  guarantee but maintain the  protection  provided by the base  guarantee.  The
Annuity Owner also can terminate the  Guaranteed  Return Option Plus program  entirely.  An Annuity Owner who terminates the program entirely can  subsequently  elect to  participate  in the program again (based on the Account Value on that date) by furnishing  the documentation we require.  In a rising market,  an Annuity Owner could,  for example,  terminate the program on a given business day and two weeks later  reinstate  the program  with a higher base  guarantee  (and a new  maturity  date).  However,  your  ability to reinstate the program is limited by the  following:  (A) in any Annuity  Year, we do not permit more than two program  elections and
(B) a program reinstatement cannot be effected on the same business day on which a program termination was effected.

The program will terminate  automatically  upon: (a) the death of the Owner or the Annuitant (in an entity owned  contract);  (b) as of the date  Account  Value is applied  to begin  annuity  payments;  or (c) upon full  surrender  of the  Annuity.  If you elect to terminate the program prior to the applicable  maturity  date, the Guaranteed  Return Option Plus will no longer provide a guarantee of your  Account  Value.  The  surviving  spouse  may elect the  benefit  at any time  after the  death of the  Annuity  Owner.  The surviving  spouse's  election will be effective on the business day that we receive the required  documentation in good order at our home office, and the Account Value on that business day will be the Protected Principal Value.

The charge for the  Guaranteed  Return Option Plus program will no longer be deducted from your Account  Value upon  termination  of the program.

Special Considerations under the Guaranteed Return Option Plus
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      Upon inception of the program,  100% of your Account Value must be allocated to the variable  investment  options. No Fixed
     Allocations may be in effect as of the date that you elect to participate in the program.  However,  the  reallocation  trigger may transfer Account Value to Fixed Allocations as of the effective date of the program under some circumstances.
|X|      Annuity Owners cannot  allocate any portion of Purchase  Payments or transfer  Account Value to or from a Fixed  Allocation while  participating in the program,  and cannot  participate in any dollar cost averaging program that transfers Account Value from a Fixed Allocation to the variable investment options.
|X|      Additional  Purchase Payments  (including any credits  associated with such Purchase Payments) applied to the Annuity while the program is in effect will increase the applicable  guarantee amount by the actual amount of the Purchase Payment;  however, all or a portion of any additional  Purchase  Payments  (including any credits  associated with such Purchase  Payments) may be allocated by us to Fixed Allocations to support the additional amount guaranteed.
|X|      Transfers from Fixed  Allocations will be subject to the Market Value Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the  formula  will not apply.  A Market  Value  Adjustment  may be either  positive  or  negative.
     Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      Any amounts  applied to your Account  Value by American  Skandia on the maturity  date or any  anniversary  of the maturity date will not be treated as "investment in the contract" for income tax purposes.

Charges under the Program
We deduct a charge equal to 0.25% of Account  Value per year to  participate  in the  Guaranteed  Return  Option Plus  program.  The annual  charge is deducted  daily  against your  Account  Value  allocated to the  Sub-accounts.  Account  Value  allocated to Fixed
Allocations  under the program is not subject to the charge.  The charge is deducted to  compensate  American  Skandia  for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the program.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

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The Guaranteed  Minimum  Withdrawal  Benefit program described below is being offered as of October 13, 2003 in those  jurisdictions where we have received  regulatory  approval and will be offered  subsequently  in other  jurisdictions  when we receive  regulatory approval in those  jurisdictions.  Certain terms and conditions  may differ between  jurisdictions  once  approved.  Currently,  the program can only be elected by new  purchasers  on the Issue Date of their  Annuity.  We may offer the  program to existing  Annuity
Owners in the future,  subject to our eligibility rules and restrictions.  The Guaranteed  Minimum Withdrawal Benefit program is not available if you elect the Guaranteed Return Option, Guaranteed Return Option Plus, or the Guaranteed Minimum Income Benefit rider.
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We offer a program that  guarantees  your ability to withdraw  amounts equal to an initial  principal  value (called the  "Protected
Withdrawal  Value"),  regardless of the impact of market  performance on your Account Value,  subject to our program rules regarding the timing and amount of withdrawals.  The program may be appropriate if you intend to make periodic  withdrawals  from your Annuity and wish to ensure that market  performance  will not affect your  ability to protect your  principal.  You are not required to make withdrawals as part of the program - the guarantee is not lost if you withdraw less than the maximum  allowable  amount of principal each year under the rules of the program.  There is an additional charge if you elect the GMWB program;  however,  the charge may be waived under certain circumstances described below.

KEY FEATURE - Protected Withdrawal Value
The  Protected  Withdrawal  Value is the total amount that we  guarantee  will be  available  to you through  withdrawals  from your
Annuity and/or benefit  payments,  regardless of the impact of market  performance on your Account Value.  The Protected  Withdrawal
Value is reduced  with each  withdrawal  you make until the  Protected  Withdrawal  Value is  reduced  to zero.  When the  Protected
Withdrawal Value is reduced to zero due to your withdrawals,  the GMWB program terminates.  Additionally,  the Protected  Withdrawal
Value is used to  determine  the  maximum  annual  amount that you can  withdraw  from your  Annuity,  called the  Protected  Annual
Withdrawal Amount,  without triggering an adjustment in the Protected  Withdrawal Value. The Protected  Withdrawal Value is referred to as the "Benefit Base" in the rider we issue for this benefit.

The  Protected  Withdrawal  Value is  determined  as of the date you make your first  withdrawal  under the Annuity  following  your election of the GMWB program.  The initial  Protected  Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect the GMWB program,  plus any  additional  Purchase  Payments and any Credits that may be applied to such Purchase  Payments before the date of your first  withdrawal;  or (B) the Account Value as of the date of the first  withdrawal from your Annuity.  The
Protected  Withdrawal Value may be enhanced by increases in your Account Value due to market  performance  during the period between your election of the GMWB program and the date of your first withdrawal.

|X|      If you elect the GMWB program at the time you  purchase  your  Annuity,  the Account  Value will be your  initial  Purchase
     Payment plus any Credit applied to such Purchase Payment.

|X|      If we offer the GMWB program to existing  Annuity  Owners,  the Account Value on the  anniversary of the Issue Date of your
     Annuity following your election of the GMWB program will be used to determine the initial Protected Withdrawal Value.

|X|      If you make additional Purchase Payments after your first withdrawal,  the Protected  Withdrawal Value will be increased by the amount of the additional Purchase Payment and any Credits that we apply to the Purchase Payment.

You may elect to step-up your  Protected  Withdrawal  Value if, due to positive  market  performance,  your Account Value is greater than the  Protected  Withdrawal  Value.  You are  eligible to step-up the  Protected  Withdrawal  Value on or after the 5th contract anniversary  following the first  withdrawal  under the GMWB program.  The Protected  Withdrawal Value can be stepped up again on or after the 5th contract  anniversary  following the preceding  step-up.  If you elect to step-up the Protected  Withdrawal Value, you must do so during the 30-day period prior to your  eligibility  date. If you elect to step-up the Protected  Withdrawal  Value under the  program,  and on the date you elect to step-up,  the charges  under the GMWB  program  have  changed for new  purchasers,  your program may be subject to the new charge going forward.

Upon election of the step-up,  we reset the Protected  Withdrawal  Value to be equal to the then current Account Value. For example, assume your initial  Protected  Withdrawal  Value was $100,000 and you have made  cumulative  withdrawals  of $40,000,  reducing the
Protected  Withdrawal Value to $60,000.  On the date you are eligible to step-up the Protected  Withdrawal Value, your Account Value is equal to  $75,000.  You could elect to step-up  the  Protected  Withdrawal  Value to $75,000 on the date you are  eligible.  Upon election of the step-up,  we also reset the Protected Annual  Withdrawal  Amount  (discussed  immediately  below) to be equal to the greater of (A) the Protected Annual Withdrawal Amount  immediately prior to the reset; and (B) 7% of the Protected  Withdrawal Value immediately after the reset.

KEY FEATURE - Protected Annual Withdrawal Amount
The initial  Protected Annual Withdrawal Amount is equal to 7% of the Protected  Withdrawal Value.  Under the GMWB program,  if your cumulative  withdrawals  each  Annuity  Year are less  than or equal to the  Protected  Annual  Withdrawal  Amount,  your  Protected
Withdrawal Value will be reduced on a  "dollar-for-dollar"  basis (the Protected Withdrawal Value is reduced by the actual amount of the  withdrawal,  including any CDSC or MVA that may apply).  Cumulative  withdrawals  in any Annuity Year that exceed the Protected
Annual  Withdrawal  Amount  trigger a  proportional  adjustment to both the  Protected  Withdrawal  Value and the  Protected  Annual
Withdrawal  Amount,  as described in the rider for this benefit (see the examples of this calculation  below).  The Protected Annual
Withdrawal Amount is referred to as the "Maximum Annual Benefit" in the rider we issue for this benefit.

The GMWB program does not affect your ability to make  withdrawals  under your Annuity or limit your ability to request  withdrawals that exceed the Protected  Annual  Withdrawal  Amount.  You are not required to withdraw all or any portion of the Protected  Annual
Withdrawal Amount each Annuity Year.
|X|      If,  cumulatively,  you withdraw an amount less than the Protected Annual Withdrawal Amount in any Annuity Year, you cannot carry-over the unused portion of the Protected  Annual  Withdrawal  Amount to subsequent  Annuity Years.  However,  because the
     Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these  circumstances,  any unused
     Protected Annual Withdrawal Amount may extend the period of time until the remaining  Protected  Withdrawal Value is reduced to zero.
|X|      Additional  Purchase  Payments  will increase the  Protected  Annual  Withdrawal  Amount by 7% of the  applicable  Purchase
     Payment (and any Credits we apply to such Purchase Payment).
|X|      If the Protected  Annual  Withdrawal  Amount after an  adjustment  exceeds the Protected  Withdrawal  Value,  the Protected
     Annual Withdrawal Amount will be set equal to the Protected Withdrawal Value.

The following  examples of dollar-for  dollar and  proportional  reductions and the reset of the Maximum Annual Benefit assume that:
1.) the Issue Date and the effective  date of the GMWB program are October 13, 2003;  2.) an initial  Purchase  Payment of $250,000;
3.) a Protected Withdrawal Value of $250,000; and 4.) a Protected Annual Withdrawal Amount of $17,500 (7% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal  is taken on November 13, 2003 (in the first  Annuity  Year).  No prior  withdrawals  have been taken.  As the amount withdrawn is less than the Protected Annual Withdrawal Amount:
o        The Protected Withdrawal Value is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).
o        The remaining  Protected Annual  Withdrawal  Amount for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $17,500 to $7,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on December 13, 2003 (still within the first Annuity  Year).  The Account Value  immediately before the withdrawal is $220,000.  As the amount  withdrawn  exceeds the remaining  Protected  Annual  Withdrawal  Amount of $7,500 from Example 1:
o        the Protected  Withdrawal  Value is first reduced by the remaining  Protected  Annual  Withdrawal  Amount (from $240,000 to
     $232,500);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the remaining Protected Annual Withdrawal Amount ($10,000 - $7,500, or $2,500).
o        B is the Account Value less the remaining Protected Annual Withdrawal Amount ($220,000 - $7,500, or $212,500).
     The resulting Protected Withdrawal Value is: $232,500 x ( 1 - $2,500 / $212,500), or $229,764.71.
o        the Protected Annual  Withdrawal  Amount is also reduced by the ratio of A to B: The resulting  Protected Annual Withdrawal
     Amount is: $17,500 x ( 1 - $2,500 / $212,500), or $17,294.12.
o        The remaining Protected Annual Withdrawal Amount is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Maximum Annual Benefit

A $10,000  withdrawal is made on October 13, 2004 (second Annuity Year). The remaining  Protected Annual  Withdrawal Amount has been reset to the Protected  Annual  Withdrawal  Amount of $17,294.12 from Example 2. As the amount  withdrawn is less than the remaining
Protected Annual Withdrawal Amount:
o        the  Protected  Withdrawal  Value is  reduced by the amount  withdrawn  (i.e.,  reduced by  $10,000,  from  $229,764.71  to
         $219,764.71).
o        The remaining  Protected Annual  Withdrawal Amount for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $17,294.12 to $7,294.12).

BENEFITS UNDER THE GMWB PROGRAM

|X|      In addition to any  withdrawals  you make under the GMWB program,  market  performance  may reduce your Account  Value.  If your  Account  Value is  equal  to zero,  and you have  not  received  all of your  Protected  Withdrawal  Value in the form of withdrawals from your Annuity, we will continue to make payments equal to the remaining Protected  Withdrawal Value in the form of  fixed,  periodic  payments  until  the  remainder  of the  Protected  Withdrawal  Value is paid,  at which  time the  rider terminates.  The fixed,  periodic  payments will each be equal to the Protected Annual Withdrawal  Amount,  except for the last payment which may be equal to the remaining  Protected  Withdrawal  Value.  We will  determine the duration for which  periodic payments will continue by dividing the Protected  Withdrawal  Value by the Protected  Annual  Withdrawal  Amount.  You will not have the right to make additional  Purchase  Payments or receive the remaining  Protected  Withdrawal  Value in a lump sum. You can elect the frequency of payments, subject to our rules then in effect.

|X|      If the death benefit under the Annuity becomes payable before you have received all of your Protected  Withdrawal  Value in the form of  withdrawals  from your  Annuity,  your  Beneficiary  has the option to elect to receive  the  remaining  Protected
     Withdrawal  Value as an alternate  death benefit  payout in lieu of the amount  payable under any other death benefit  provided under the Annuity.  The remaining  Protected  Withdrawal Value will be payable in the form of fixed,  periodic  payments.  Your beneficiary  can elect the  frequency  of payments,  subject to our rules then in effect.  We will  determine  the duration for which periodic  payments will continue by dividing the Protected  Withdrawal Value by the Protected Annual  Withdrawal  Amount.
     The Protected  Withdrawal  Value is not equal to the Account Value for purposes of the Annuity's  other death benefit  options.
     The GMWB program does not increase or decrease the amount  otherwise  payable under the Annuity's other death benefit  options.
     Generally,  the GMWB program would be of value to your  Beneficiary  only when the Protected  Withdrawal Value at death exceeds any other amount available as a death benefit.

|X|      If you elect to begin receiving  annuity  payments before you have received all of your Protected  Withdrawal  Value in the form of  withdrawals  from your  Annuity,  an  additional  annuity  payment  option will be available  that makes fixed annuity payments for a certain  period,  determined  by dividing the Protected  Withdrawal  Value by the  Protected  Annual  Withdrawal
     Amount.  If you elect to receive annuity payments  calculated in this manner,  the assumed interest rate used to calculate such payments will be 0%, which is less than the assumed  interest rate on other annuity payment  options we offer.  This 0% assumed interest  rate results in lower annuity  payments  than what would have been paid if the assumed  interest rate was higher than
     0%. You can also elect to terminate the GMWB program and begin  receiving  annuity  payments based on your then current Account
     Value (not the remaining Protected Withdrawal Value) under any of the available annuity payment options.

Other Important Considerations
|X|      Withdrawals  under the GMWB program are subject to all of the terms and  conditions of the Annuity,  including any CDSC and
     MVA that may apply.  Amounts  withdrawn up to the  Protected  Annual  Withdrawal  Amount will  generally  not be subject to any applicable CDSC since they are less than the amount available under any free withdrawal provision of your Annuity.
|X|      Withdrawals  made while the GMWB  program is in effect  will be  treated,  for tax  purposes,  in the same way as any other withdrawals under the Annuity.
|X|      The GMWB program  does not  directly  affect the  Annuity's  Account  Value or Surrender  Value,  but any  withdrawal  will decrease  the Account  Value by the amount of the  withdrawal.  If you  surrender  your  Annuity,  you will receive the current
     Surrender Value, not the Protected Withdrawal Value.
|X|      You can make  withdrawals  from your Annuity  while your Account  Value is greater  than zero without  purchasing  the GMWB program.  The GMWB program  provides a guarantee  that if your Account Value  declines due to market  performance,  you will be able to receive your Protected Withdrawal Value in the form of periodic benefit payments.
|X|      We reserve the right to impose restrictions on the allocation of your Account Value,  including prohibiting  allocations to certain Portfolios.  We may also require that you allocate your Account Value according to an asset allocation model,  although it is not our current requirement.

Election of the Program
Currently,  the GMWB program can only be elected at the time that you purchase your Annuity.  In the future,  we may offer  existing
Annuity  Owners the option to elect the GMWB program after the Issue Date of their  Annuity,  subject to our  eligibility  rules and restrictions.  If you elect the GMWB  program  after the Issue Date of your  Annuity,  the program  will be effective as of the next anniversary  date. Your Account Value as of such anniversary date will be used to calculate the initial  Protected  Withdrawal Value and the initial Protected Annual Withdrawal Amount.

We reserve the right to restrict the maximum amount of Protected  Withdrawal  Value that may be covered under the GMWB program under this Annuity or any other annuities that you own that are issued by American Skandia or its affiliated companies.

Termination of the Program
The  program  terminates  automatically  when your  Protected  Withdrawal  Value  reaches  zero based on your  withdrawals.  You may terminate  the program at any time by  notifying  us. If you  terminate  the  program,  any  guarantee  provided by the benefit will terminate as of the date the termination is effective.  The program  terminates  upon your surrender of the Annuity,  upon due proof of death (unless your  surviving  spouse elects to continue the Annuity and the GMWB program or your  Beneficiary  elects to receive the amounts payable under the GMWB program in lieu of the death benefit) or upon your election to begin receiving annuity payments.

The charge for the GMWB program will no longer be deducted from your Account Value upon termination of the program.

Charges under the Program
Currently,  we  deduct a charge  equal to 0.35% of  Account  Value per year to  purchase  the GMWB  program.  The  annual  charge is deducted daily against your Account Value  allocated to the  Sub-accounts.  Account Value allocated to Fixed  Allocations  under the program is not subject to the charge.

|X|      If, during the seven Annuity Years  following the effective date of the program,  you do not make any  withdrawals,  and do not make any additional  Purchase  Payments after a five-year period  following the effective date of the program,  the program will remain in effect;  however,  we will waive the annual charge going  forward.  If you make an additional  Purchase  Payment following the waiver of the annual charge, we will begin charging for the program.

|X|      If you elect to step-up the  Protected  Withdrawal  Value  under the  program,  and on the date you elect to  step-up,  the charges  under the  program  have  changed for new  purchasers,  your  program  may be subject to the new charge  level for the benefit.

Additional Tax Considerations for Qualified Contracts
If you  purchase an Annuity as an  investment  vehicle for  "qualified"  investments,  including  an IRA,  SEP-IRA,  Roth IRA or Tax
Sheltered  Annuity (or 403(b)),  the minimum  distribution  rules under the Code require that you begin receiving  periodic  amounts from your Annuity  beginning after age 70 1/2. The amount required under the Code may exceed the Protected  Annual  Withdrawal  Amount, which will cause us to recalculate the Protected  Withdrawal Value and the Protected Annual Withdrawal Amount,  resulting in a lower amount  payable in future  Annuity  Years.  In  addition,  the amount and duration of payments  under the annuity  payment and death benefit  provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax  considerations  such as minimum distribution requirements.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

------------------------------------------------------------------------------------------------------------------------------------
The Guaranteed Minimum Income Benefit program described below is being offered as of October 13, 2003 in those  jurisdictions  where we have received regulatory  approval,  and will be offered  subsequently in other jurisdictions when we receive regulatory approval in those  jurisdictions.  Certain terms and conditions may differ between  jurisdictions once approved.  Currently,  the program can only be elected by new  purchasers on the Issue Date of their  Annuity.  We may offer the program to existing  Annuity Owners in the future,  subject to our eligibility  rules and restrictions.  The Guaranteed  Minimum Income Benefit program is not available if you elect the Guaranteed  Return Option program,  Guaranteed  Return Option Plus program or the Guaranteed  Minimum  Withdrawal  Benefit rider.
------------------------------------------------------------------------------------------------------------------------------------

We offer a program that, after a seven-year  waiting period,  guarantees your ability to begin receiving income from your Annuity in the form of annuity  payments  based on a guaranteed  minimum value (called the "Protected  Income Value") that increases  after the waiting period begins,  regardless of the impact of market  performance  on your Account Value.  The program may be appropriate  for you if you  anticipate  using your Annuity as a future source of periodic  fixed income  payments for the remainder of your life and wish to ensure that the basis upon which your income  payments will be calculated  will achieve at least a minimum  amount of growth despite fluctuations in market performance.  There is an additional charge if you elect the GMIB program.

KEY FEATURE - Protected Income Value
The Protected  Income Value is the minimum amount that we guarantee will be available (net of any applicable  premium taxes),  after a waiting  period of at least seven years,  to begin  receiving  fixed annuity  payments.  The  Protected  Income Value is initially established on the effective  date of the GMIB program and is equal to your Account Value on such date.  The Protected  Income Value is increased  daily based on an annual growth rate of 5%, subject to the limitations  described  below.  The Protected  Income Value is referred to as the  "Protected  Value" in the rider we issue for this  benefit.  The 5% annual  growth rate is referred to as the
"Roll-Up Percentage" in the rider we issue for this benefit.

The  Protected  Income  Value is  subject  to a limit of 200%  (2X) of the sum of the  Protected  Income  Value  established  on the effective  date of the GMIB  program  plus any  additional  Purchase  Payments  and any Credits  that are  applied to such  Purchase
Payments made after the waiting period begins ("Maximum  Protected Income Value"),  minus the sum of any reductions in the Protected
Income Value due to withdrawals you make from the Annuity after the waiting period begins.

|X|      Subject to the maximum  age/durational  limits described immediately below, we will no longer increase the Protected Income
     Value by the 5% annual growth rate once you reach the Maximum Protected Income Value.  However,  we will increase the Protected
     Income Value by the amount of any  additional  Purchase  Payments and any Credits  applied to such Purchase  Payments after you reach the Maximum  Protected  Income Value.  Further,  if you make  withdrawals  after you reach the Maximum  Protected  Income
     Value, we will reduce the Protected Income Value by the proportional impact of the withdrawal on your Account Value.

|X|      Subject to the Maximum  Protected  Income Value,  we will no longer  increase the  Protected  Income Value by the 5% annual growth rate after the later of the  anniversary  date on or  immediately  following  the  Annuitant's  80th birthday or the 7th anniversary of the later of the effective date of the GMIB program or the effective date of the most recent  step-up.  However, we will increase the Protected Income Value by the amount of any additional  Purchase  Payments and any Credits applied to such
     Purchase  Payments.  Further,  if you make withdrawals  after the Annuitant  reaches the maximum  age/duration  limits, we will reduce the Protected Income Value by the proportional impact of the withdrawal on your Account Value.

|X|      Subject to the Maximum Protected Income Value, if you make an additional  Purchase Payment,  we will increase the Protected
     Income Value by the amount of the Purchase  Payment  (including  any Credits that may be applied to your Account Value based on such  Purchase  Payment)  and will apply the 5% annual  growth  rate on the new amount  from the date the  Purchase  Payment is applied.

|X|      As described  below,  after the waiting period begins,  cumulative  withdrawals  each Annuity Year that are up to 5% of the
     Protected  Income Value will reduce the Protected  Income Value by the amount of the withdrawal.  Cumulative  withdrawals  each
     Annuity  Year in  excess  of 5% of the  Protected  Income  Value  will  reduce  the  Protected  Income  Value  proportionately.
     Withdrawals  after the Maximum  Protected Income Value is reached will reduce the Protected Income Value  proportionately.  The
     5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

Stepping-Up  the Protected  Income Value - You may elect to "step-up" or "reset" your  Protected  Income Value if your Account Value
----------------------------------------
is greater than the current  Protected Income Value.  Upon exercise of the step-up  provision,  your initial  Protected Income Value will be reset equal to your current  Account  Value.  From the date that you elect to step-up the Protected  Income  Value,  we will apply the 5% annual growth rate to the stepped-up  Protected  Income Value,  as described  above.  You can only exercise the step-up provision twice while the GMIB program is in effect, and only while the Annuitant is less than age 76.

|X|      A new  seven-year  waiting  period will be  established  upon the effective  date of your election to step-up the Protected
     Income Value.  You cannot exercise your right to begin receiving  annuity  payments under the GMIB program until the end of the new waiting period.
|X|      The Maximum  Protected  Income  Value will be reset as of the  effective  date of any  step-up.  The new Maximum  Protected
     Income Value will be equal to 200% of the sum of the Protected  Income Value as of the  effective  date of the step-up plus any subsequent  Purchase Payments and any Credits applied to such Purchase Payments,  minus the impact of any withdrawals after the date of the step-up.
|X|      When  determining the guaranteed  annuity  purchase rates for annuity  payments under the GMIB program,  we will apply such rates based on the number of years since the most recent step-up.
|X|      If you elect to step-up the  Protected  Income Value under the program,  and on the date you elect to step-up,  the charges under the GMIB program have changed for new purchasers, your program may be subject to the new charge going forward.

Impact of  Withdrawals on the Protected  Income Value - Cumulative  withdrawals  each Annuity Year up to 5% of the Protected  Income
-----------------------------------------------------
Value will reduce the Protected  Income Value on a  "dollar-for-dollar"  basis (the Protected  Income Value is reduced by the actual amount of the  withdrawal).  Cumulative  withdrawals  in any Annuity Year in excess of 5% of the Protected  Income Value will reduce the  Protected  Income Value  proportionately  (see the examples of this  calculation  below).  The 5% annual  withdrawal  amount is determined on each  anniversary  of the Issue Date (or on the Issue Date for the first Annuity Year) and applies to any  withdrawals during the Annuity Year. This means that the amount  available for withdrawals each Annuity Year on a  "dollar-for-dollar"  basis is adjusted to reflect changes in the Protected Income Value during the prior Annuity Year.

The following examples of  dollar-for-dollar  and proportional  reductions assume that: 1.) the Issue Date and the effective date of the GMIB  program are October 13,  2003;  2.) an initial  Purchase  Payment of $250,000;  3.) an initial  Protected  Income Value of
$250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000):

Example 1. Dollar-for-dollar reduction

A  $10,000  withdrawal  is  taken on  November  13,  2003 (in the  first  Annuity  Year).  No prior  withdrawals  have  been  taken.
Immediately  prior to the withdrawal,  the Protected  Income Value is $251,038.10  (the initial value  accumulated for 31 days at an annual effective rate of 5%).  As the amount withdrawn is less than the dollar-for-dollar limit:
o        the Protected Income Value is reduced by the amount withdrawn (i.e., by $10,000, from $251,038.10 to $241,038.10).
o        The  remaining  dollar-for-dollar  limit  ("Remaining  Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on  December  13,  2003  (still  within  the first  Annuity  Year).  Immediately  before the withdrawal,  the Account  Value is $220,000 and the  Protected  Income Value is  $242,006.64.  As the amount  withdrawn  exceeds the
Remaining Limit of $2,500 from Example 1:
o        the Protected Income Value is first reduced by the Remaining Limit (from 242,006.64 to 239,506.64);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
o        B is the Account Value less the Remaining Limit ($220,000 - $2,500, or $217,500).
     The resulting Protected Income Value is: $239,506.64 x ( 1 - $7,500 / $217,500), or $231,247.79.
o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Dollar-for-dollar Limit

A $10,000  withdrawal is made on the first  anniversary  of the Issue Date,  October 13, 2004 (second  Annuity  Year).  Prior to the withdrawal,  the Protected  Income Value is $240,870.56.  The Remaining Limit is reset to 5% of this amount,  or $12,043.53.  As the amount withdrawn is less than the dollar-for-dollar limit:
o        the Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,870.56 to $230,870.56).
o        The Remaining  Limit for the balance of the second Annuity Year is also reduced by the amount  withdrawn  (from  $12,043.53 to $2,043.53).

KEY FEATURE - GMIB Annuity Payments
You can elect to apply the Protected  Income Value to one of the available  GMIB Annuity  Payment  Options on any  anniversary  date following the initial  waiting  period,  or any subsequent  waiting period  established  upon your election to step-up the Protected
Income  Value.  Once you have  completed  the  waiting  period,  you will have a 30-day  period  each  year,  prior to the  contract anniversary,  during which you may elect to begin  receiving  annuity  payments  under one of the  available  GMIB  Annuity  Payment
Options.  You must elect one of the GMIB Annuity  Payment  Options by the  anniversary of the Annuity's Issue Date on or immediately following the  Annuitant's  95th birthday,  except for Annuities used as a funding  vehicle for an IRA, SEP IRA or 403(b),  in which the case you must elect one of the GMIB Annuity  Payment  Options by the  anniversary of the Annuity's  Issue Date on or immediately following the Annuitant's 92nd birthday.

The amount of each GMIB Annuity  Payment will be determined  based on the age and,  where  permitted by law, sex of the Annuitant by applying the  Protected  Income Value (net of any  applicable  premium tax that may be due) to the GMIB Annuity  Payment  Option you choose.  We use  special  annuity  purchase  rates to  calculate  the  amount of each  payment  due under the GMIB  Annuity  Payment
Options.  These  special  rates for the GMIB Annuity  Payment  Options are  calculated  using an assumed  interest  rate factor that provides for lower growth in the value applied to produce  annuity  payments than if you elected an annuity  payment  option that is not part of the GMIB program.  These special rates also are  calculated  using other factors such as "age  setbacks"  (use of an age lower than the  Annuitant's  actual age) that result in lower  payments than would result if you elected an annuity  payment  option that is not part of the GMIB program.  Use of an age setback  entails a longer assumed life for the Annuitant  which in turn results in lower annuity payments.

On the date that you elect to begin  receiving GMIB Annuity  Payments,  we guarantee that your payments will be calculated  based on your Account Value and our then current annuity  purchase rates if the payment amount  calculated on this basis would be higher than it would be based on the Protected Income Value and the special GMIB annuity purchase rates.

GMIB Annuity Payment Option 1 - Payments for Life with a Certain Period
Under this option,  monthly  annuity  payments will be made until the death of the  Annuitant.  If the Annuitant  dies before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

GMIB Annuity Payment Option 2 - Payments for Joint Lives with a Certain Period
Under this option,  monthly  annuity  payments will be made until the death of both the Annuitant  and the Joint  Annuitant.  If the
Annuitant  and the Joint  Annuitant  die before  having  received 120 monthly  annuity  payments,  the  remainder of the 120 monthly annuity payments will be made to the Beneficiary.
|X|      If the Annuitant  dies first,  we will continue to make  payments  until the later of the death of the Joint  Annuitant and the end of the period certain.  However,  if the Joint Annuitant is still receiving  annuity payments  following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.
|X|      If the Joint  Annuitant  dies first,  we will continue to make  payments  until the later of the death of the Annuitant and the end of the period certain.

You cannot  withdraw  your  Account  Value or the  Protected  Income Value under  either GMIB  Annuity  Payment  Option once annuity payments have begun.  We may make other payout frequencies available, such as quarterly, semi-annually or annually.

Other Important Considerations
|X|      The GMIB program does not directly affect the Annuity's  Account Value,  Surrender Value or the amount payable under either the basic death benefit provision of the Annuity or any optional death benefit  provision.  If you surrender your Annuity,  you will receive the current  Surrender  Value,  not the Protected  Income Value.  The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.
|X|      The Annuity offers other annuity  payment  options that you can elect which do not impose an additional  charge,  but which do not offer to guarantee a minimum value on which to make annuity payments.
|X|      Where allowed by law, we reserve the right to limit subsequent  purchase payments if we determine,  at our sole discretion, that based on the timing of your Purchase  Payments and  withdrawals,  your Protected Income Value is increasing in ways we did not intend. In determining whether to limit Purchase Payments,  we will look at Purchase Payments which are  disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.
|X|      We reserve the right to impose restrictions on the allocation of your Account Value,  including prohibiting  allocations to certain Portfolios.  We may also require that you allocate your Account Value according to an asset allocation model.
|X|      If you change the  Annuitant  after the effective  date of the GMIB program,  the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant.  If the new Annuitant  would not be eligible to elect the GMIB program based on his or her age at the time of the change, then the GMIB program will terminate.
|X|      Annuity payments made under the GMIB program are subject to the same tax treatment as any other annuity payment.
|X|      At the time you elect to begin  receiving  annuity  payments  under the GMIB  program  or under any other  annuity  payment option we make available,  the protection provided by the Annuity's basic death benefit or any optional death benefit provision you elected will no longer apply.

Election of the Program
Currently,  the GMIB program can only be elected at the time that you purchase  your Annuity.  The Annuitant  must be age 75 or less as of the effective  date of the GMIB program.  In the future,  we may offer  existing  Annuity  Owners the option to elect the GMIB program after the Issue Date of their Annuity,  subject to our  eligibility  rules and  restrictions.  If you elect the GMIB program after the Issue Date of your Annuity,  the program will be effective as of the next  anniversary  date. Your Account Value as of the anniversary date will be used to calculate the Protected Income Value as of the effective date of the program.

Termination of the Program
The GMIB program  cannot be  terminated  by the Owner once  elected.  The GMIB program  automatically  terminates as of the date the
Annuity is fully surrendered,  on the date the death benefit is payable to your Beneficiary  (unless your surviving spouse elects to continue the Annuity),  or on the date that your Account Value is  transferred to begin making  annuity  payments.  The GMIB program may also be  terminated  if you  designate a new  Annuitant  who would not be eligible to elect the GMIB program based on his or her age at the time of the change.

Upon  termination  of the GMIB program we will deduct the charge from your  Account  Value for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

Charges under the Program
Currently,  we deduct a charge  equal to 0.50% per year of the average  Protected  Income  Value for the period the charge  applies.
Because the charge is calculated  based on the average  Protected Income Value, it does not increase or decrease based on changes to the Annuity's Account Value due to market  performance.  If the average  Protected Income Value increases,  the dollar amount of the annual charge will increase, while a decrease in the Protected Income Value will decrease the dollar amount of the charge.

The charge is deducted  annually in arrears  each Annuity Year on the  anniversary  of the Issue Date of the Annuity.  We deduct the amount of the charge  pro-rata from the Account Value allocated to the variable  investment  options and the Fixed  Allocations.  No
MVA will apply to Account Value deducted from a Fixed  Allocation.  If you surrender your Annuity,  begin receiving annuity payments under the GMIB  program  or any other  annuity  payment  option  we make  available  during an  Annuity  Year,  or the GMIB  program terminates,  we will deduct the charge for the portion of the Annuity Year since the prior  anniversary of the Annuity's  Issue Date
(or the Issue Date if in the first Annuity Year).

No charge applies after the Annuity Date.

ASAP III - SUPP. (10/13/2003)                                                                                     OPBEN-ASAP3 PROS

ASAP III

                                                          PART C

                                                     OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the  resolution  of the board of directors  of Depositor  authorizing  the  establishment  of the
                  Registrant for Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to  Registration
                  Statement No. 33-87010, filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised  Principal  Underwriting  Agreement  between  American  Skandia  Life  Assurance
                           Corporation and American Skandia Marketing, Incorporated,  formerly known as Skandia Life Equity
                           Sales Corporation filed via EDGAR with Post-Effective  Amendment No. 6 to Registration Statement
                           No. 33-87010, filed March 2, 1998.

                  (b)      Form of  Revised  Dealer  Agreement  filed  via EDGAR  with  Post-Effective  Amendment  No. 7 to
                           Registration Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the  Form of  Annuity  filed  via  EDGAR  with  Pre-Effective  Amendment  No.  1 to this
                           Registration Statement No. 333-96577, filed October 4, 2002.

(b)      Copy of Highest Period Value Death Benefit Endorsement filed via EDGAR with Pre-Effective  Amendment No. 1 to this
                           Registration Statement No. 333-96577, filed October 4, 2002.

                  (c)      Copy of  Percentage  of Growth  Death  Benefit  Endorsement  filed via EDGAR with  Pre-Effective
                           Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

                  (d)      Copy of Minimum Account Value Endorsement filed via EDGAR with Pre-Effective  Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

                  (e)      Copy of Continuous Guaranteed Return Option filed via EDGAR with Post-Effective  Amendment No. 2 to this Registration Statement No. 333-96577, filed August 6, 2003.

                  (f)      Copy of Guaranteed  Minimum Income Benefit filed via EDGAR with  Post-Effective  Amendment No. 2 to this Registration Statement No. 333-96577, filed August 6, 2003.

                  (g)      Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective  Amendment No.
                           2 to this Registration Statement No. 333-96577, filed August 6, 2003.

         (5)      A copy of the application form used with the Annuity filed via EDGAR with Post-Effective  Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American  Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed
                           March 2, 1998.

                  (b)      Copy of the  By-Laws  of  American  Skandia  Life  Assurance  Corporation  filed via EDGAR  with
                           Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:                          Not applicable

         (8)      Agreements between Depositor and:

                  (a)      American  Skandia  Trust filed via EDGAR with  Post-Effective  Amendment  No. 4 to  Registration
                           Statement  No.  33-87010,  filed  February 25, 1997 (At such time,  what later  became  American
                           Skandia Trust was known as the Henderson Global Asset Trust).

                  (b)      First  Defined  Portfolio  Fund LLC filed  via  EDGAR  with  Post-Effective  Amendment  No. 7 to
                           Registration Statement No. 33-86866, filed April 26, 2000.

(c)      Evergreen  Variable  Annuity  Trust  filed via EDGAR  with  Post-Effective  Amendment  No. 9 to this  Registration
                           Statement No. 33-87010, filed April 26, 2000.

(d)      INVESCO Variable Investment Funds, Inc. filed via EDGAR with  Post-Effective  Amendment No. 9 to this Registration
                           Statement No. 33-87010, filed April 26, 2000.

(e)      ProFunds VP filed via EDGAR with  Post-Effective  Amendment No. 9 to this  Registration  Statement  No.  33-87010, filed April 26, 2000.

(f)      Wells  Fargo  Variable  Trust  filed via EDGAR  with  Initial  Registration  to this  Registration  Statement  No.
                           333-49478, filed November 7, 2000.

(g)      Prudential Series Fund, Inc. filed via EDGAR with  Post-Effective  Amendment No. 15 to Registration  Statement No.
                           33-87010, filed April 26, 2001.

(h)      Gartmore Global Asset Management Trust filed via EDGAR with  Post-Effective  Amendment No. 2 to this  Registration
                           Statement No. 333-96577, filed August 6, 2003.

         (9)      Opinion and Consent of Counsel                                                          TO BE FILED BY AMENDMENT

         (10)     Consent  of Ernst & Young  LLP  incorporated  by  reference  to  Post-Effective  Amendment  No. 1 to this
                  Registration Statement No. 333-96577, filed via EDGAR April 28, 2003.

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation  of  Performance   Information  for   Advertisement  of  Performance  filed  via  EDGAR  with
                  Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 6, 2003.

(14)     Financial Data Schedule

         (99.1)   Powers of Attorney for  President  and  Director:  David R. Odenath and  Directors:  James Avery,  Vivian
                  Banta, Richard Carbone,  Helen Galt and Ronald Joelson filed via EDGAR with Post-Effective  Amendment No.
                  2 to this Registration Statement No. 333-96577, filed August 6, 2003.

Item 25.  Directors and Officers of the Depositor:

Effective  May 1, 2003  Prudential  Financial,  Inc., a New Jersey  corporation,  purchased  Skandia U.S.  Inc., a Delaware corporation,  and its subsidiaries,  one of which is American Skandia Life Assurance Corporation ("American Skandia"), from
Skandia  Insurance  Company Ltd.  Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of American
Skandia.

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Robert Arena                                                           Vice President, Product Development
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

James J. Avery, Jr.                                                    Director
213 Washington Street
Newark, New Jersey  07102-2992

Vivian L. Banta                                                        Director
213 Washington Street
Newark, New Jersey  07102-2992

Nicholas Campanella                                                    Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Richard J. Carbone                                                     Director
213 Washington Street
Newark, New Jersey  07102-2992

Carl A. Cavaliere                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Lincoln R. Collins                                                     Vice President, Strategy
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                     Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Helen M. Galt                                                          Director
213 Washington Street
Newark, New Jersey  07102-2992

Timothy Harris                                                         Vice President, Chief Legal Officer and Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Jacob Herschler                                                        Vice President, Marketing
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ronald P. Joelson                                                      Director
213 Washington Street
Newark, New Jersey  07102-2992

Daniel Kane                                                            Chief Actuary
213 Washington Street
Newark, New Jersey  07102-2992

Marc Levine                                                            Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Lesley Mann                                                            Vice President
213 Washington Street
Newark, New Jersey  07102-2992

William Marsh                                                          Vice President
213 Washington Street
Newark, New Jersey  07102-2992

David R. Odenath, Jr.                                                  Chief Executive Officer, President and Director
213 Washington Street
Newark, New Jersey  07102-2992

Anthony Piszel                                                         Chief Financial Officer and Controller
213 Washington Street
Newark, New Jersey  07102-2992

Yvonne Rocco                                                           Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Hayward L. Sawyer                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Item 26.  Persons  Controlled  by or Under  Common  Control  with the  Depositor  or  Registrant:  The  Depositor  does not directly or indirectly  control any person.  The following  persons are under common control with the Depositor by American
Skandia, Inc.:

(1)      American Skandia Life Assurance Corporation Variable Account B ("Variable Account B"):  Variable Account B was
         -------------------------------------------------------------------------------------
                  established under the laws of the State of Connecticut and is registered with the U.S. Securities and
                  Exchange Commission under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company.  Assets in Variable Account B may support obligations created in relation to the annuity contracts described in the Prospectus of this Registration Statement or other annuity contracts we offer.

(2)      American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance company
         -----------------------------------------------------
                  domiciled in Connecticut with licenses in all 50 states and the District of Columbia.  ASLAC is a wholly-owned subsidiary of American Skandia, Inc.

(3)      American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a general
         --------------------------------------------------------------------------
                  business corporation organized in the State of Delaware and is an affiliate of ASLAC.  Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)      American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation organized
         ------------------------------------------------
                  in the State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which annuity contracts are to be issued by American Skandia Life Assurance Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.  It also may provide such services in relation to marketing of certain retail mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)      American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business corporation
         ------------------------------------------------------------
                  organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia
                  Life Assurance Corporation, as well as a family of retail mutual funds, American Skandia Advisor Funds,
                  Inc.

(6)      American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business corporation
         ----------------------------------------------------------
                  organized in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation Program products, engaging strategists to develop Asset Allocation Models and selecting American Skandia Advisor Funds, Inc. portfolios or other mutual funds unaffiliated with
                  American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)      American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business corporation
         ------------------------------------------------------
                  organized in the State of Delaware.  The organization is a registered transfer agent for American
                  Skandia Advisor Funds, Inc. ("ASAF") and it provides transfer agent services to ASAF.

Effective May 1, 2003,  Skandia U.S.  Inc., the sole  shareholder  of ASI,  which is the parent of ASLAC,  was purchased by
Prudential  Financial,  Inc.  Prudential  Financial is a New Jersey insurance  holding company whose  subsidiary  companies serve individual and institutional  customers  worldwide and include The Prudential  Insurance  Company of America,  one of
the largest life insurance companies in the U.S.

In addition to the  affiliates  and/or  subsidiaries  shown  above,  ASLAC holds all of the voting  securities  of American
Skandia Trust ("AST"),  a managed,  open-end  investment  company organized as a Massachusetts  business trust,  other than those  securities held in separate  accounts of Kemper Investors Life Insurance  Company  ("Kemper") in support of variable life  insurance  policies  issued by  Kemper.  The  shares of this  investment  company  are voted in  accordance  with the instructions  of persons  having  interests in the unit  investment  trust,  and ASLAC and Kemper vote the shares they hold directly in the same manner that they vote the shares that they hold in their separate accounts.

Item 27.  Number of Contract Owners:  As of December 31, 2002 there were 214 owners of Annuities.

Item 28.  Indemnification:  Under Section  33-320a of the  Connecticut  General  Statutes,  the Depositor  must indemnify a director or officer against  judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including attorneys'  fees,  for actions  brought or  threatened  to be brought  against him in his capacity as a director or officer when certain  disinterested  parties determine that he acted in good faith and in a manner he reasonably  believed to be in the best interests of the Depositor.  In any criminal  action or proceeding,  it also must be determined  that the director or officer had no reason to believe his conduct was  unlawful.  The  director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court determines that he is fairly and  reasonable  entitled to be  indemnified,  and the court  approves the amount.  In shareholder  derivative  suits,  the director or officer must be finally  adjudged not to have  breached  this duty to the  Depositor or a court must  determine that he is fairly and  reasonably  entitled  to be  indemnified  and must  approve  the  amount.  In a claim based upon the
director's  or  officer's  purchase  or  sale  of  the  Registrants'  securities,   the  director  or  officer  may  obtain
indemnification  only if a court determines that, in view of all the  circumstances,  he is fairly and reasonably  entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors  and officers of ASLAC and ASM can also be  indemnified  pursuant to indemnity  agreements  between each director and officer and American  Skandia,  Inc., a corporation  organized under the laws of the state of Delaware.  The provisions of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM are covered under a directors and officers  liability  insurance  policy.  Such policy will reimburse ASLAC or ASM, as applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain  exclusions  contained  in the policy,  will pay any other  costs,  charges  and  expenses, settlements  and judgments  arising from any  proceeding  involving any director or officer of ASLAC or ASM, as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as  indemnification  for liabilities  arising under the Securities Act of
1933 (the "Act") may be permitted to directors,  officers and controlling  persons of Registrant  pursuant to the foregoing provisions,  or otherwise,  Registrant has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against public policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification  against such liabilities  (other than the payment by Registrant of expenses incurred or paid by a director,  officer or controlling  person of Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of  Registrant's  counsel the matter has been settled by  controlling  precedent,  Registrant  will submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      American Skandia  Marketing,  Inc.  ("ASM"),  a subsidiary of American  Skandia,  Inc.,  serves as distributor and principal underwriter for flexible premium deferred annuities, single premium deferred annuities,  modified single premium variable life insurance  policies and flexible premium variable life insurance policies issued by American
         Skandia  Life  Assurance  Corporation.  ASM also serves as  distributor  and  principal  underwriter  for American
         Skandia Trust and American Skandia Advisor Funds, Inc.

(b)      Directors and officers of ASM

Effective  May 1, 2003  Prudential  Financial,  Inc., a New Jersey  corporation,  purchased  Skandia U.S.  Inc., a Delaware corporation,  and its  subsidiaries,  one of which is  American  Skandia  Marketing,  Incorporated  ("ASM"),  from  Skandia
Insurance Company Ltd.  Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of ASM.

As of the date this Post-Effective Amendment was filed, the Directors and Officers of ASM are:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Christopher Allegro                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Nicholas Campanella                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Lincoln R. Collins                                                     Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy Harris                                                         Chief Legal Officer and Corporate Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Jacob Herschler                                                        Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Marc Levine                                                            Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Steve Long                                                             Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lesley Mann                                                            Chief Operations Officer
213 Washington Street
Newark, New Jersey  07102-2992

William Marsh                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Odenath, Jr.                                                  President and Chief Executive Officer
213 Washington Street
Newark, New Jersey  07102-2992

Anthony Piszel                                                         Controller
213 Washington Street
Newark, New Jersey  07102-2992

David A. Pugliese                                                      Director and Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                              Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Yvonne Rocco                                                           Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Maryanne Ryan                                                          Chief Anti-Money Laundering Officer
213 Washington Street
Newark, New Jersey  07102-2992

Hayward L. Sawyer                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Richard Singmaster                                                     Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Eugene Stark                                                           Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in
Shelton, Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby undertakes to file a post-effective  amendment to this Registration  Statement as frequently as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity  contracts may be accepted and allocated to the  Sub-accounts of Separate Account
B.

(b)      Registrant  hereby  undertakes to include either (1) as part of any  enrollment  form or application to purchase a contract  offered by the  prospectus,  a space that an applicant or enrollee can check to request a Statement of Additional
Information,  or (2) a post card or  similar  written  communication  affixed to or  included  in the  prospectus  that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant  hereby  undertakes  to deliver any Statement of Additional  Information  and any financial  statements required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor")  hereby represents that the aggregate fees and charges under the annuity  contracts are  reasonable in relation to the services  rendered,  the expenses  expected to be incurred, and the risks  assumed by the  Depositor.  Depositor  bases its  representation  on its  assessment of all of the facts and circumstances,  including such relevant  factors as: the nature and extent of such services,  expenses and risks;  the need for  Depositor  to earn a profit;  the  degree to which the  contracts  include  innovative  features;  and the  regulatory standards for exemptive  relief under the  Investment  Company Act of 1940 used prior to October 1996,  including the range of  industry  practice.  This  representation  applies to all  Contracts  sold  pursuant  to this  Registration  Statement, including those sold on the terms  specifically  described in the prospectus  contained herein, or any variations  therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

(e)      With respect to the restrictions on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are  relying  upon:  1) a  no-action  letter  dated  November  28, 1988 from the staff of the  Securities  and  Exchange
Commission to the American  Council of Life  Insurance  with respect to annuities  issued under Section 403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                                         EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

No. 9         Opinion and Consent of Counsel                           FILED HEREWITH

                                                              SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 7th day of October, 2003.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  _______________________________________                            Attest:  _________________________
     /s/Timothy P. Harris, Corporate Secretary                                    /s/  Kathleen A. Chapman

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  _______________________________________                            Attest:  _________________________
     /s/Timothy P. Harris, Corporate Secretary                                   /s/   Kathleen A. Chapman

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

          David R. Odenath*        Chief Executive Officer and President               October 7, 2003
          -----------------
          David R. Odenath

                                     (Principal Financial Officer and Principal Accounting Officer)

         __________________            Executive Vice President and                    October 7, 2003
       /s/  Anthony Piszel                 Chief Financial Officer

                                                          (Board of Directors)

      James Avery*                            Vivian Banta*                              Richard Carbone*
      ------------                            ------------                               ----------------
      James AveryVivian Banta                 Richard Carbone

      Helen Galt*                             Ronald Joelson*                            David R. Odenath*
      -----------                             ---------------                            -----------------
      Helen Galt                              Ronald Joelson                            David R. Odenath

                                    *By:  _____________________________
                                          -----------------------------
                                          /s/ Timothy P. Harris

          *Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577